401(K) Retirement Savings Plan (Details) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
401(K) Retirement Savings Plan [Abstract]
Contribution plan	$ 15,907	$ 0	$ 23,760	$ 63,344	$ 139,804